Lease commitments (Future Minimum Lease Payments Under Capital Leases Together with Present Value of Net Minimum Lease Payments) (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Schedule of Capital Lease Obligations [Line Items]
2020	¥ 6,536
2021	3,988
2022	2,301
2023	2,081
2024	1,919
Thereafter	5,947
Total minimum lease payments	22,772
Less - Amount representing interest	(3,751)
Present value of net minimum lease payments	19,021
Less - Current obligations	(5,747)
Long-term capital lease obligations	¥ 13,274